Employee Benefit Plans (Details) - USD ($)		12 Months Ended
	May 10, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure
Percentage of employer match		3.00%
Defined benefit plan contributions by employer percent		6.00%
Annual returns on planned assets (as percentage)		(6.20%)	17.40%	8.20%	(0.40%)	8.30%
Contribution to defined benefit plan	$ 1,800,000
Defined benefit plan, minimum required contribution		$ 0
Defined benefit obligation expenses in next year		1,500,000	$ 1,700,000
Supplemental Executive Retirement Plan
Defined Benefit Plan Disclosure
Accrued liability		320,000
Accrued expense		$ 320,000